Retirement Benefit Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Defined contribution plan
Incurred expense for defined contribution arrangements	$ 11,000	$ 13,000	$ 13,000
Additional information:
Projected benefit obligation at end of year		166,569
Zurich Plan
Funded status:
Unfunded pension obligation at beginning of year	57,941	50,405
Change in pension obligation:
Service cost	7,510	6,906
Interest cost	1,295	1,501
Plan participants’ contributions	2,905	2,704
Actuarial loss	1,483	8,467
Plan amendments	0	85
Benefits paid	2,097	(1,756)
Foreign currency adjustments	7,489	(5,965)
Change in pension obligation	18,585	15,454
Change in fair value of plan assets:
Actual return on plan assets	1,131	2,011
Employer contributions	5,361	5,319
Plan participants’ contributions	2,905	2,704
Benefits paid	2,097	(1,756)
Foreign currency adjustments	4,884	(3,872)
Change in fair value of plan assets	12,184	7,918
Funded status:
Unfunded pension obligation at end of year	64,342	57,941	$ 50,405
Additional information:
Projected benefit obligation at end of year	185,154
Accumulated pension obligation at end of year	172,806	156,803
Fair value of plan assets at end of year	$ 120,812	$ 108,628
Pension obligation - assumptions used
Discount rate	0.75%	0.75%	1.00%
Rate of compensation increase	2.25%	2.00%	2.25%
Net periodic benefit cost - assumptions used
Discount rate	0.75%	1.00%	1.25%
Expected return on plan assets	0.75%	1.00%	1.25%
Rate of compensation increase	2.00%	2.25%	2.25%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2018	$ 4,751
2019	4,657
2020	4,666
2021	5,754
2022	5,721
2023 to 2027	$ 36,040